Debt - Additional information (Details)					1 Months Ended		3 Months Ended
	Jan. 30, 2025 USD ($)	Apr. 30, 2024 USD ($)	Feb. 05, 2024 USD ($)	Jul. 18, 2022 USD ($)	Sep. 30, 2023 USD ($)	Jun. 30, 2020 USD ($)	Jul. 31, 2025 USD ($)	Jul. 31, 2024 USD ($)
Total principal balance of debt
Amount outstanding on loan							$ 5,973,000,000	$ 6,038,000,000
Line of Credit | Revolving Credit Facility | Subsidiary
Total principal balance of debt
Amount outstanding under credit facility							1,014,000,000	$ 585,000,000
The 2020 Senior Unsecured Notes | Senior Unsecured Notes
Total principal balance of debt
Proceeds from issuance of long-term debt, net of discount and issuance costs						$ 1,980,000,000
Debt discount						2,000,000
Debt issuance costs						$ 15,000,000
Repayment of debt							500,000,000
Amount outstanding on loan							1,000,000,000
Repurchase price (in percent)						101.00%
The 2023 Senior Unsecured Notes
Total principal balance of debt
Proceeds from issuance of long-term debt, net of discount and issuance costs					$ 3,960,000,000
Debt discount					20,000,000
Debt issuance costs					24,000,000
Amount outstanding on loan					$ 4,000,000,000
2024 Credit Facility | Line of Credit | Revolving Credit Facility
Total principal balance of debt
Amount outstanding on loan							0
Revolving credit facility			$ 1,500,000,000
Option to increase credit amount			$ 1,000,000,000
Term of option to extend line of credit facility			1 year
Restrictive covenant, ratio, total gross debt to EBIDTA			4.00
2024 Credit Facility | Line of Credit | Revolving Credit Facility | Minimum
Total principal balance of debt
Line of credit facility fee percentage			0.05%
2024 Credit Facility | Line of Credit | Revolving Credit Facility | Minimum | Base Rate
Total principal balance of debt
Basis spread on variable rate			0.00%
2024 Credit Facility | Line of Credit | Revolving Credit Facility | Minimum | Secured Overnight Financing Rate (SOFR)
Total principal balance of debt
Basis spread on variable rate			0.70%
2024 Credit Facility | Line of Credit | Revolving Credit Facility | Minimum | Interest Benchmark For Relevant Currency
Total principal balance of debt
Basis spread on variable rate			0.70%
2024 Credit Facility | Line of Credit | Revolving Credit Facility | Maximum
Total principal balance of debt
Line of credit facility fee percentage			0.125%
2024 Credit Facility | Line of Credit | Revolving Credit Facility | Maximum | Base Rate
Total principal balance of debt
Basis spread on variable rate			0.125%
2024 Credit Facility | Line of Credit | Revolving Credit Facility | Maximum | Secured Overnight Financing Rate (SOFR)
Total principal balance of debt
Basis spread on variable rate			1.125%
2024 Credit Facility | Line of Credit | Revolving Credit Facility | Maximum | Interest Benchmark For Relevant Currency
Total principal balance of debt
Basis spread on variable rate			1.125%
2024 Credit Facility | Line of Credit | Swingline Loans
Total principal balance of debt
Revolving credit facility			$ 500,000,000
2024 Credit Facility | Line of Credit | Letter of Credit
Total principal balance of debt
Revolving credit facility			$ 250,000,000
Short-Term Revolving Credit Facility | Revolving Credit Facility
Total principal balance of debt
Revolving credit facility	$ 4,500,000,000
The Unsecured 2025 Credit Facility | Revolving Credit Facility
Total principal balance of debt
Interest accrual, unused portion	0.10%
The Unsecured 2025 Credit Facility | Line of Credit | Revolving Credit Facility | Base Rate
Total principal balance of debt
Basis spread on variable rate	0.125%
The Unsecured 2025 Credit Facility | Line of Credit | Revolving Credit Facility | Secured Overnight Financing Rate (SOFR)
Total principal balance of debt
Basis spread on variable rate	1.125%
Secured Revolving Credit Facility, 2019 | Line of Credit | Revolving Credit Facility | Subsidiary
Total principal balance of debt
Revolving credit facility				$ 500,000,000
Committed portion of revolving credit facility				300,000,000
Uncommitted portion of revolving credit facility				$ 200,000,000
Amount outstanding under credit facility							$ 440,000,000
Weighted-average interest rate							5.74%
Secured Revolving Credit Facility, 2019 | Line of Credit | Revolving Credit Facility | Secured Overnight Financing Rate (SOFR) | Subsidiary
Total principal balance of debt
Basis spread on variable rate				1.25%
Secured Revolving Credit Facility, 2019 | Line of Credit | Revolving Credit Facility | Minimum | Subsidiary
Total principal balance of debt
Interest accrual, unused portion				0.25%
Secured Revolving Credit Facility, 2019 | Line of Credit | Revolving Credit Facility | Maximum | Subsidiary
Total principal balance of debt
Interest accrual, unused portion				0.75%
Secured Revolving Credit Facility, 2022 | Line of Credit | Revolving Credit Facility | Subsidiary
Total principal balance of debt
Revolving credit facility		$ 500,000,000
Committed portion of revolving credit facility		400,000,000
Uncommitted portion of revolving credit facility		$ 100,000,000
Amount outstanding under credit facility							$ 300,000,000
Weighted-average interest rate							5.56%
Secured Revolving Credit Facility, 2022 | Line of Credit | Revolving Credit Facility | Secured Overnight Financing Rate (SOFR) | Subsidiary
Total principal balance of debt
Basis spread on variable rate		1.15%
Secured Revolving Credit Facility, 2022 | Line of Credit | Revolving Credit Facility | Minimum | Subsidiary
Total principal balance of debt
Interest accrual, unused portion		0.20%
Secured Revolving Credit Facility, 2022 | Line of Credit | Revolving Credit Facility | Maximum | Subsidiary
Total principal balance of debt
Interest accrual, unused portion		0.40%
Secured Revolving Credit Facility, 2024 | Line of Credit | Revolving Credit Facility | Subsidiary
Total principal balance of debt
Revolving credit facility		$ 300,000,000					$ 274,000,000
Commercial Paper Program | Line of Credit | Commercial Paper
Total principal balance of debt
Revolving credit facility							1,500,000,000
Committed portion of revolving credit facility							1,500,000,000
Line of credit facility, temporary maximum borrowing capacity.							$ 2,000,000,000.0